GOODWILL AND INTANGIBLE ASSETS, NET - Future amortization (Details)	Dec. 31, 2018 CNY (¥)
Estimated amortization expense
2019	¥ 4,023,583
2020	4,023,583
2021	4,023,583
2022	3,061,602
2023	¥ 1,990,227